Basis of Preparation and Accounting Policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Preparation and Accounting Policies	Basis of Preparation and Accounting Policies
Basis of preparation

The unaudited consolidated financial statements are stated in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements and should be read in conjunction with our audited annual financial statements for the year ended December 31, 2025, which are included in our Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission (“SEC”) on March 12, 2026. The Unaudited Consolidated Balance Sheet data for December 31, 2025 was derived from our audited annual financial statements. The amounts in the unaudited consolidated financial statements are presented in millions (with one decimal) of United States dollars ("U.S. dollar" or "$"), unless otherwise stated. The unaudited consolidated financial statements have been prepared on a going concern basis and in management's opinion, the accompanying unaudited consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of its financial position as of June 30, 2026, and its results of operations and cash flows for the three and six months ended June 30, 2026 and 2025.

Significant accounting policies

The accounting policies adopted in the preparation of the unaudited consolidated financial statements for the three and six months ended June 30, 2026 are consistent with those followed in preparation of our annual audited consolidated financial statements for the year ended December 31, 2025, except for the following which were adopted in the three and six months ended June 30, 2026:

Non-controlling interests

Investments in entities over which we directly or indirectly hold more than 50% of the voting rights are consolidated in the consolidated financial statements, unless the non-controlling interests have substantive participating rights that provide them with the ability to effectively participate in significant financial and operating decisions made in the ordinary course of business. Non-controlling interests in consolidated subsidiaries are presented as a separate component of equity in the consolidated financial statements under the line item "Non-controlling interests."
Other revenue

Other revenue consists of management service fees for management services provided by Peak Maritime Management AS (“Peak Maritime”) (formerly 2020 Bulkers Management AS). It is recognized in the period in which the service is provided.

Intangible asset

Intangible asset comprise customer contracts and customer relationships acquired as part of the business combination (see Note 9 - Business Acquisition). Intangible asset will be amortized over an estimated useful life of 10 years.

Business combination

We evaluate acquisitions to determine whether the acquired asset meets the definition of a business under ASC 805. If substantially all of the fair value of the gross asset acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the transaction is accounted for as an asset acquisition.

Business combinations are accounted for under the acquisition method. Identifiable assets acquired and liabilities assumed are measured at their fair values at the date of acquisition. The excess of the consideration transferred over the fair values of the identifiable net assets acquired is recognized as goodwill. If the fair value of the identifiable net assets acquired exceeds the consideration transferred, a bargain purchase gain is recognized in the statement of operations in the period of acquisition. Acquisition related costs are expensed as incurred. The results of operations of acquired businesses are included from the date of acquisition.